Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Annual repayment for 2020	$ 213,022
Annual repayment for 2021	290,646
Annual repayment for 2022	92,678
Annual repayment for 2023	101,284
Annual repayment for 2024	80,944
Annual repayment for 2025 and thereafter	647,588
Total	$ 1,426,162